BUSINESS COMBINATION (Details 4) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022
Santa Ana Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination			37,292
Topazio Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination			428,861
C S N Cimentos [Member]
IfrsStatementLineItems [Line Items]
Transaction amount		R$ 466,153
C S N Energia [Member]
IfrsStatementLineItems [Line Items]
Transaction amount		R$ 466,153
Assets Transferred [Member] | Santa Ana Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	[1]		37,292
Assets Transferred [Member] | Topazio Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	[1]		428,861

[1]	On June 30, 2022, the transaction was concluded with the payment by CSN Cimentos and CSN Energia in the amount of R$466,153.